ACQUISITION OF SPIN GAMES LLC - Measurement of Deferred Consideration (Details) € in Thousands, $ in Thousands			4 Months Ended	12 Months Ended
	Sep. 05, 2022	Jun. 01, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 12, 2021 EUR (€)	May 12, 2021 USD ($)
ACQUISITION OF SPIN GAMES LLC
Accretion expense			€ 448	€ 764
Gain on remeasurement of deferred consideration				804
Deferred consideration - current			1,176	1,176	€ 0
Deferred consideration - Noncurrent			2,121	€ 2,121	0
Expected dividend yield (%)	0.00%			0.00%
Repayment of loans				€ 661
Maximum
ACQUISITION OF SPIN GAMES LLC
Expected share price volatility (%)	75.54%			56.45%
Minimum
ACQUISITION OF SPIN GAMES LLC
Expected share price volatility (%)	65.32%			44.73%
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Value of common shares to be issued as consideration		€ 4,003	4,003	€ 4,003		€ 4,003	$ 4,288
Accretion expense				316	0
Gain on remeasurement of deferred consideration				804	0
Deferred consideration - current			1,176	1,176	0
Deferred consideration - Noncurrent			€ 2,121	€ 2,121	€ 0
Expected dividend yield (%)		0.00%		0.00%
Repayment of loans		€ 661
Spin Games LLC | First Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent				9.30%
Spin Games LLC | Second Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent				18.80%
Spin Games LLC | Third Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent				21.80%
Spin Games LLC | Maximum
ACQUISITION OF SPIN GAMES LLC
Expected share price volatility (%)		80.90%		73.80%
Spin Games LLC | Minimum
ACQUISITION OF SPIN GAMES LLC
Expected share price volatility (%)		71.40%		63.60%